U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:
    AdvisorShares Trust
    4800 Montgomery Lane, Suite 150
    Bethesda, Maryland  20814

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

AdvisorShares Cornerstone Small Cap ETF (SCAP)
AdvisorShares Dorsey Wright ADR ETF (AADR)
AdvisorShares Focused Equity ETF (CWS)
AdvisorShares Gartman Gold/Euro ETF (GEUR) (LIQUIDATED)
AdvisorShares Gartman Gold/Yen ETF (GYEN) (LIQUIDATED)
AdvisorShares KIM Korea Equity ETF (KOR)
AdvisorShares Madrona Domestic ETF (FWDD)
AdvisorShares Madrona Global Bond ETF (FWDB)
AdvisorShares Madrona International ETF (FWDI)
AdvisorShares New Tech and Media ETF (FNG)
AdvisorShares Meidell Tactical Advantage ETF (MATH) (LIQUIDATED)
AdvisorShares Newfleet Multi-Sector Income ETF (MINC)
AdvisorShares Pacific Asset Enhanced Floating Rate ETF (FLRT)
AdvisorShares Ranger Equity Bear ETF (HDGE)
AdvisorShares Sage Core Reserves ETF (HOLD)
AdvisorShares STAR Global Buy-Write ETF (VEGA)
AdvisorShares VICE ETF (ACT)
AdvisorShares Wilshire Buyback ETF (TTFS)

3.  Investment Company Act File Number: 811-22110

    Securities Act File Number:  333-157876

4.  (a)  Last day of fiscal year for which this Form is filed: 6/30/2018

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [   ]

NOTE: IF THE FORM IS BEING FILED LATE INTEREST MUST BE
PAID ON THE REGISTRATION FEE DUE.

    (c)  Check box if this is the last time the issuer will be filing this
    form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $450,322,114

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $448,328,656

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $567,164,929

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                              $1,015,493,585

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $  0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $565,171,471

    (vii) Multiplier for determining registration fee:    x .0001245

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                         + $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


    Method of Delivery: N/A - NO PAYMENT DUE

    [ ]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Dan Ahrens
        Dan Ahrens
        Secretary & Treasurer

Date:   8/29/2018